UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Harpswell Capital Management LLC

Address:   2 Monument Square, Suite 650, Portland, ME 04101



Form 13F File Number: 028-14069


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia A. Finn
Title:  Chief Compliance Officer
Phone:  207-221-2202

Signature,  Place,  and  Date  of  Signing:

/s/ Julia A. Finn               	Portland, ME                   8/3/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:  	     43

Form 13F Information Table Value Total:        $298,284	(thousands)
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

ISSUER,CLASS,CUSIP,VALUE (000's),SHARES,INVMT DSCRTN,OTHER MNGR,VOT AUTH
ARCH COAL INC,CMN STOCK SHARES,039380100,1480.86,55546,SOLE, ,55546
CAMERON INTL CORP,CMN STOCK SHARES,13342B105,17607.43,350118,SOLE, ,350118
COMPLETE PROD SRVCS,CMN STOCK SHARES,20453E109,7557.84,226554,SOLE, ,226554 CLAYTON WILLIAMS ENERGY,CMN STOCK SHARES,969490101,3494.31,58190,SOLE, ,58190 DENBURY RESOURCES INC,CMN STOCK SHARES,247916208,7608.3,380415,SOLE, ,380415
DTE ENERGY CO,CMN STOCK SHARES,233331107,5729.69,114548,SOLE, ,114548
DAWSON GEOPHYSICAL CO,CMN STOCK SHARES,239359102,3427.36,100362,SOLE, ,100362 ENERGEN CORP,CMN STOCK SHARES,29265N108,1043.67,18472,SOLE, ,18472
ENTERGY CORP,CMN STOCK SHARES,29364G103,9999.4,146447,SOLE, ,146447
EXELON CORP,CMN STOCK SHARES,30161N101,837.61,19552,SOLE, ,19552
EXTERRAN HOLDINGS INC,CMN STOCK SHARES,30225X103,7827.61,394736,SOLE, ,394736 FLUOR CORP,CMN STOCK SHARES,343412102,445.7,6893,SOLE, ,6893
FOREST OIL CORP,CMN STOCK SHARES,346091705,10177.04,381020,SOLE, ,381020
GLOBAL INDUSTRIES LTD,CMN STOCK SHARES,379336100,812.99,148355,SOLE, ,148355 HAWAIIAN ELECTRIC INDUSTRIES I,CMN STOCK SHARES,419870100,236,9809,SOLE, ,9809 ITC HOLDINGS CORP,CMN STOCK SHARES,465685105,370.76,5166,SOLE, ,5166
JACOBS ENGINEERING GROUP,CMN STOCK SHARES,469814107,5452.83,126077,SOLE, ,126077 MGE ENERGY INC,CMN STOCK SHARES,55277P104,1184.17,29217,SOLE, ,29217
NABORS INDUSTRIES LTD,CMN STOCK SHARES,#N/A N/A,21948.77,890778,SOLE, ,890778 NORTHERN OIL AND GAS INC,CMN STOCK SHARES,665531109,2490.68,112446,SOLE, ,112446 NV ENERGY INC,CMN STOCK SHARES,67073Y106,682.22,44444,SOLE, ,44444
NORTHWEST NATURAL GAS CO,CMN STOCK SHARES,667655104,8657.33,191831,SOLE, ,191831 OGE ENERGY CORP,CMN STOCK SHARES,670837103,9548.82,189762,SOLE, ,189762
OLIN CORP,CMN STOCK SHARES,680665205,550.86,24310,SOLE, ,24310
OSHKOSH CORP,CMN STOCK SHARES,688239201,3055.11,105567,SOLE, ,105567
OTTER TAIL CORP,CMN STOCK SHARES,689648103,885.74,41978,SOLE, ,41978
PG&E CORP,CMN STOCK SHARES,69331C108,21126.8,502660,SOLE, ,502660
PUBLIC SERVICE ENT,CMN STOCK SHARES,744573106,8373.86,256552,SOLE, ,256552
PINNACLE WEST CAPITAL,CMN STOCK SHARES,723484101,7301.45,163783,SOLE, ,163783 SCANA CORP,CMN STOCK SHARES,80589M102,20393.82,518004,SOLE, ,518004
SPECTRA ENERGY CORP,CMN STOCK SHARES,847560109,539.98,19700,SOLE, ,19700
SEMPRA ENERGY,CMN STOCK SHARES,816851109,137.49,2600,SOLE, ,2600
SUNCOR ENERGY INC,CMN STOCK SHARES,867224107,13947.71,356719,SOLE, ,356719
TGC INDUSTRIES INC,CMN STOCK SHARES,872417308,266.54,41712,SOLE, ,41712
TALISMAN ENERGY INC,CMN STOCK SHARES,87425E103,10537.21,514261,SOLE, ,514261 TUTOR PERINI CORP,CMN STOCK SHARES,901109108,1848.11,96356,SOLE, ,96356
TESORO CORP,CMN STOCK SHARES,881609101,21423.94,935135,SOLE, ,935135
UNION DRILLING INC,CMN STOCK SHARES,90653P105,971.92,94453,SOLE, ,94453
UGI CORP,CMN STOCK SHARES,902681105,1687.59,52919,SOLE, ,52919
VALERO ENERGY CORP,CMN STOCK SHARES,91913Y100,9778.43,382418,SOLE, ,382418 VECTREN CORP,CMN STOCK SHARES,92240G101,4437.9,159293,SOLE, ,159293
WEATHERFORD INTL LTD,CMN STOCK SHARES,#N/A N/A,22003.29,1173509,SOLE, ,1173509 XCEL ENERGY INC,CMN STOCK SHARES,98389B100,20395.01,839301,SOLE, ,839301